UNITED AUTO GROUP, INC.
May 8, 2007
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	United Auto Group, Inc. Registration Statement on Form S-4 (file no. 333-141732)
Ladies and Gentlemen:
     On behalf of United Auto Group, Inc., a Delaware corporation (the “Company”), attached for filing with the Securities and Exchange Commission is Amendment No. 1 to the registration statement on Form S-4 (the “Registration Statement”) relating to the registration of the Company’s offer to exchange (the “Exchange Offer”) its 7.75% Senior Subordinated Notes due 2016 (the “Exchange Notes”) for an equal principal amount of its unregistered 7.75% Senior Subordinated Notes due 2016, of which $375,000,000 in principal amount at maturity was issued on December 4, 2006 and is outstanding on the date hereof.
     By letter dated May 8, 2007, which is attached hereto, the Company is requesting acceleration of the effectiveness of the Registration Statement to Wednesday, May 9, 2007 at 9:30 a.m. or as soon as practicable thereafter and acknowledged its responsibilities under the Securities Act of 1933 (the “Securities Act”) and the Securities Exchange Act of 1934.
     In accordance with the Commission’s position set forth in Exxon Capital Holdings Corporation (available May 13, 1998) and its progeny, the Company makes the following representations to the Commission:
(1)	the Company has not entered into any arrangement or understanding with any person to distribute the Exchange Notes to be received in the Exchange Offer and, to the best of the Company’s information and belief, each person participating in the Exchange Offer is acquiring the Exchange Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the Exchange Notes to be received in the Exchange Offer;

(2)	the Company will make each participant in the Exchange Offer aware (through the Exchange Offer prospectus or otherwise) that if such person is participating in the Exchange Offer for the purpose of distributing the Exchange Notes to be acquired in the Exchange Offer, such person (a) cannot rely on the position enunciated in Exxon Capital Holdings Corporation or interpretive letters to similar effect and (b) must comply with the registration and prospectus delivery requirements of the Securities Act, in connection with a secondary resale transaction. The Company acknowledges that such a secondary resale transaction by such a person participating in the Exchange Offer for the purpose of distributing the Exchange Notes should be covered by an effective registration statement containing the selling stockholder information required by Item 507 of Regulation S-K promulgated under the Securities Act; and

(3)	the Company will include, in the transmittal letter or similar documentation to be executed by the exchange offeree in order to participate in the Exchange Offer, representations to the effect that (a) the exchange offeree is acquiring the Exchange Notes in its ordinary course of business, (b) by accepting the Exchange Offer, the exchange offeree represents to the Company that it is not engaged in, does not intend to engage in, and has no arrangement or understanding with any person to participate in a distribution of the Exchange Notes and (c) the offeree is not an affiliate of the Company.
     Please contact the undersigned at (248) 648-2500 if you have any questions concerning the filing. Thank you for your attention to this matter.

Very truly yours,
/s/ Shane M. Spradlin

Shane M. Spradlin

Attachment

cc:	John Fieldsend, Staff Attorney Mara Ransom, Legal Branch Chief Bob O’Shaughnessy, UnitedAuto Chief Financial Officer